Business Combinations (Details) - USD ($)	Dec. 06, 2022	Aug. 05, 2022
Business Combinations (Details) [Line Items]
Payable		$ 250,000
Wellteq Acquisition [Member]
Business Combinations (Details) [Line Items]
Percentage of acquired ordinary shares	100.00%
Total non-cash consideration	$ 1,673,631
Shares issued (in Shares)	17,804,587
Shares issued price (in Dollars per share)	$ 0.094
Description of business combinations	In conjunction with the Arrangement Agreement, AHI and Wellteq also entered into a loan agreement whereby AHI agreed to advance to wellteq up to $1,200,000. As at the time of acquisition, AHI had advanced to wellteq $1,000,000. Interest of $16,711 had accrued at the time of acquisition. The loan between AHI and Wellteq settled on business combination for $1,000,000. At acquisition, the fair value of the total consideration was $2,673,631. representing the value of the shares issued and loan settled.
Vertica Health (Pty) Ltd [Member]
Business Combinations (Details) [Line Items]
Percentage of acquired ordinary shares		100.00%
Shares issued (in Shares)		1,500,000
Cash payable		$ 100,000
Payable		$ 250,000
Market price (in Dollars per share)		$ 0.12